Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 ¥ / shares shares
2015 Plan [Member]
Number of restricted share units
Outstanding, beginning balance	6,595,577
Granted	5,407,413
Vested	(4,790,363)
Forfeited	(586,667)
Outstanding, ending balance	6,625,960
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance | ¥ / shares	¥ 31.68
Granted | ¥ / shares	12.36
Vested | ¥ / shares	26.53
Forfeited | ¥ / shares	23.96
Outstanding, ending balance | ¥ / shares	¥ 20.32
2022 Plan [Member]
Number of restricted share units
Granted	5,407,413